Average Annual Total Returns - NVIT Emerging Markets Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class D Shares 1 Year	Class D Shares 5 Years	Class D Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	MSCI Emerging Markets® Index (reflects no deduction for fees or expenses) 1 Year	MSCI Emerging Markets® Index (reflects no deduction for fees or expenses) 5 Years	MSCI Emerging Markets® Index (reflects no deduction for fees or expenses) 10 Years
Total	13.30%	11.89%	2.47%	13.00%	11.62%	2.21%	12.92%	11.52%	2.12%	13.37%	12.05%	2.56%	18.31%	12.81%	3.63%